Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 15, 2018	Oct. 27, 2017	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017
Successor [Member]
Cash payment in an acquisition	$ 86,741		$ 86,741
Direct transaction costs			2,730
Goodwill, deductible for tax purposes			$ 6,089
Predecessor [Member]
Cash payment in an acquisition
Direct transaction costs				$ 381
Andina Acquisition Corp II [Member]
Common stock, par value	$ 10.29
Merger Agreement [Member] | Lazydays R.V, Center Inc [Member]
Number of shares issued for part of the purchase price	2,857,189
Cash payment in an acquisition	$ 86,741
Merger Agreement [Member] | Andina Acquisition Corp II [Member]
Cash purchase price in business combination, description	(i) each ordinary share of Andina was exchanged for one share of common stock of Holdings (“Holdings Shares”), except that holders of ordinary shares of Andina sold in its initial public offering (“public shares”) were entitled to elect instead to receive a pro rata portion of Andina’s trust account, as provided in Andina’s charter documents, (ii) each Andina right entitled the holder to receive one-seventh of a Holdings Share and (iii) each Andina warrant entitled the holder to purchase one-half of one Holdings Share at a price of $11.50 per whole share.	(i) each ordinary share of Andina will be exchanged for one share of common stock of Holdco (“ Holdco Shares”), except that holders of ordinary shares of Andina sold in its initial public offering (“public shares”) shall be entitled to elect instead to receive a pro rata portion of Andina’s trust account, as provided in Andina’s charter documents, (ii) each Andina right will entitle the holder to receive one-seventh of a Holdco Share and (iii) each Andina warrant will entitle the holder to purchase one-half of one Holdco Share at a price of $11.50 per whole share.
Warrant exercise price	$ 11.50	$ 11.50
Number of shares issued for part of the purchase price		2,857,143